Schedule I - STATEMENTS OF OPERATIONS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Condensed Income Statements, Captions [Line Items]
Cost of sales	$ (50,540)	$ (43,796)	$ (41,043)
Selling expenses	(34,910)	(24,517)	(24,186)
General and administrative expenses	(19,468)	(16,778)	(13,211)
Operating income	21,110	28,725	26,661
Equity in income of subsidiaries and variable interest entities	(153)	(91)
Interest income	1,531	2,020	3,513
Interest expense	(1,049)	(555)	(464)
Exchange gain	128	2,462	737
Net income attributable to China Distance Education Holdings Limited	14,935	26,290	24,573
Parent Company
Condensed Income Statements, Captions [Line Items]
Cost of sales	(164)	(162)	(143)
Selling expenses	(85)	(84)	(74)
General and administrative expenses	(3,250)	(2,591)	(2,540)
Operating income	(3,499)	(2,837)	(2,757)
Equity in income of subsidiaries and variable interest entities	19,287	27,902	26,910
Interest income	1	2	31
Interest expense	(1,362)	(1,131)	(178)
Exchange gain	508	2,354	567
Net income attributable to China Distance Education Holdings Limited	$ 14,935	$ 26,290	$ 24,573